Restructuring (Cumulative Net Charges Related To Restructuring) (Detail) (Restructuring Plan 2009 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Total Incurred Costs	$ 157
PT [Member]
Restructuring Cost and Reserve [Line Items]
Total Incurred Costs	110
VCS [Member]
Restructuring Cost and Reserve [Line Items]
Total Incurred Costs	42
Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Total Incurred Costs	$ 5